Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

October 1, 2019

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 652 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 652 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on September 25, 2019.

If you have any questions or would like further information, please call Maureen Towle at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Wells Fargo Funds Trust

Wells Fargo C&B Large Cap Value Fund
Wells Fargo Diversified Equity Fund
Wells Fargo Emerging Growth Fund
Wells Fargo Index Fund
Wells Fargo Small Company Growth Fund
Wells Fargo Small Company Value Fund